                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    GBU Inc.
Address: 70 East 55th Street - 12th Floor
         New York, New York 10022

13F File Number:     28-3994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gerald B. Unterman
Title:   President
Phone:   (212) 753-0700
Signature, Place, and Date of Signing:

Gerald B. Unterman             New York, New York              August 10, 1999

Report Type   (Check only one):

[ X ]     13F HOLDINGS REPORT
[   ]     13F NOTICE
[   ]     13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:                   -0-

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:              $427,204

List of Other Included Managers:                     None

                           FORM 13F INFORMATION TABLE



NAME OF        TITLE OF         CUSIP          VALUE         SHARES/        SH/PRN        PUT/           INVSTMT        OTHER
ISSUER         CLASS                           (x$1000)      PRN AMT                      CALL           DSCRETN        MANAGERS


--------------------------------------------------------------------------------------------------------------------------------
                                                                               ?
Adelphia       PFD CV           006848402      2,010         10,000         SH                           SOLE
Comm.          SER D
Corp.

Advantica      COM              00758B109      902           262,535        SH                           SOLE
Restaurant
Group

Advantica      WT               00758B117      177           314,200        WT                           SOLE
Restaurant
Group

AT&T           COM LIB          001957208      2,957         80,730         SH                           SOLE
Corp.          GRP A

Calif.Fed      2nd CONT.        130209703      768           646,674                                     SOLE
Bank FSB       LITIG.

Calif. Fed.    CONT. LITIG.     130209604      789           350,751                                     SOLE
Bank FSB       REC.

Cell           COM              15114R101      19,609        1,726,885      SH                           SOLE
Pathways
Inc.

Cendant        COM              151313103      52,275        2,550,000      SH                           SOLE
Corp.

Dime           COM              25429Q102      27,840        1,383,372      SH                           SOLE
Bancorp.

Golden         COM              381197102      30,952        1,375,642      SH                           SOLE
State
Bancorp

Golden         WT EX            381197136      1,806         1,375,642      WT                           SOLE
State          000000
Bancorp



NAME OF        VOTING         VOTING         VOTING
ISSUER         AUTHORITY      AUTHORITY      AUTHORITY

                SOLE          SHARED         NONE
------------------------------------------------------
Adelphia       10,000         0              0
Comm.
Corp.

Advantica      262,535        0              0
Restaurant
Group

Advantica      0              0              0
Restaurant
Group

AT&T           80,730         0              0
Corp.

Calif.Fed      0              0              0
Bank FSB

Calif. Fed.    0              0              0
Bank FSB

Cell           1,726,885      0              0
Pathways
Inc.

Cendant        2,550,000      0              0
Corp.

Dime           1,383,372      0              0
Bancorp.

Golden         1,375,642      0              0
State
Bancorp

Golden         0              0              0
State
Bancorp

                                                                               ?
Kmart Fing     PFD TR CV        498778208      1,520         25,975         SH                           SOLE
               7.75%

Loral Space    PFD CV 6%        G56462149      2,473         49,100         SH                           SOLE

Mediaone       PFD CV SER       58440J203      2,203         24,339         SH                           SOLE
Group Inc.     D

National       CAP UTS          632525309      36            1,190          SH                           SOLE
Australia      EXCHBL
Bank Ltd.

Nextel         CLA              65332V103      115,491       2,301,200      SH                           SOLE
Commun.
Inc.

Qwest          COM              749121109      30,282        915,900        SH                           SOLE
Commun.
Inc.

Royal          PFD CONV         V7780T103      2,172         18,100         SH                           SOLE
Caribbean
Cruises

Safeguard      SB NT CV         786449AD0      11,202        10,732,000     PRN                          SOLE
Scientifics    144A 6% 06
Inc.

WinStar        COM              975515107      121,740       2,497,225      SH                           SOLE
Commun.
Inc.


Kmart Fing     25,975         0              0


Loral Space    49,100         0              0

Mediaone       24,339         0              0
Group Inc.

National       1,190          0              0
Australia
Bank Ltd.

Nextel         2,301,200      0              0
Commun.
Inc.

Qwest          915,900        0              0
Commun.
Inc.

Royal          18,100         0              0
Caribbean
Cruises

Safeguard      0              0              0
Scientifics
Inc.

WinStar        2,497,225      0              0
Commun.
Inc.